ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES - Schedule of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current assets	$ 25	$ 28
Parque de Chile S.A.
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current assets	2	2
Inversiones Costa Verde S.A.
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current assets	21	25
Costa Verde Portafolio S.A.
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current assets	2	0
Inversora Aeronáutica Argentina S.A.
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current assets	$ 0	$ 1